Quarterly financial information (Unaudited) - Additional paid-in capital (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quarterly financial information (Unaudited)
Beginning Balance	$ (99,812)	$ (99,812)	$ (99,812)	$ (148,776)	$ (161,048)
Other comprehensive income			686	1,837	3,338
Total comprehensive income for the year, net of tax		9,932	26,220	47,952	10,748
Share-based payments and exercise of options			1,208	1,012	3,751
Repurchase of shares under the put options and expiration of the put options	3,964		3,964
Total transactions with shareholders			(27,937)	1,012	1,524
Ending Balance			(101,529)	(99,812)	(148,776)
Additional paid-in capital
Quarterly financial information (Unaudited)
Beginning Balance	25,531	25,531	25,531	23,685	25,879
Other comprehensive income		(138)	(61)	187	(118)
Total comprehensive income for the year, net of tax		(138)	(61)	187	(118)
Share-based payments and exercise of options		300	402	1,659
Repurchase of shares under the put options and expiration of the put options		3,964	3,964
Total transactions with shareholders		4,264	4,361	1,659	(2,076)
Ending Balance		29,657	29,831	25,531	$ 23,685
As previously reported
Quarterly financial information (Unaudited)
Total comprehensive income for the year, net of tax		13,896
As previously reported | Additional paid-in capital
Quarterly financial information (Unaudited)
Beginning Balance	$ 25,531	25,531	$ 25,531
Other comprehensive income		(138)
Total comprehensive income for the year, net of tax		(138)
Share-based payments and exercise of options		300
Repurchase of shares under the put options and expiration of the put options		0
Total transactions with shareholders		300
Ending Balance		25,693		$ 25,531
Adjustment
Quarterly financial information (Unaudited)
Total comprehensive income for the year, net of tax		(3,964)
Adjustment | Additional paid-in capital
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options		3,964
Total transactions with shareholders		3,964
Ending Balance		$ 3,964